Acquisitions and Other - DentaQuest (Details) - DentaQuest $ in Millions, $ in Millions	Jun. 01, 2022 CAD ($)	Jun. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 3,267	$ 2,584
Percentage of voting shares of certain legal entities acquired	100.00%	100.00%
Cash transferred	$ 3,267